ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS	12 Months Ended
Dec. 31, 2018
ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS
ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS

18. ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Advance from buyers collected on behalf of sellers	226,891	375,803

When facilitating used car transaction, the Group connects sellers and buyers and provides service in relation to the cash flow remittance, i.e. the Group collects the cash from buyers and remits to sellers. The balance represents the advance payments collected from buyers, which are subsequently paid to sellers in a short period of time.